Subsequent Events (Details Narrative) (10-K)				1 Months Ended				6 Months Ended		12 Months Ended
	Jun. 23, 2020 USD ($) shares	Jun. 17, 2020 shares	Apr. 03, 2020 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CNY (¥)	Jun. 30, 2020 USD ($) shares	May 31, 2020 USD ($) shares	Mar. 31, 2020 shares	Mar. 31, 2019	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($) shares	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CNY (¥)	Jun. 02, 2020 USD ($)	Jun. 02, 2020 CNY (¥)	May 22, 2020 USD ($)	May 22, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Apr. 03, 2020 CNY (¥)	Dec. 11, 2019 shares
Reverse split								1-for-3 shares reverse split	1-for-3 shares reverse split	1-for-3 shares reverse split	1-for-3 shares reverse split
Ordinary shares, shares issued | shares								5,166,667		5,166,667	5,166,667									15,500,000
Ordinary shares, shares outstanding | shares								5,166,667		5,166,667	5,166,667
Repayments of loan										$ 101,793	$ 286,418
Subsequent Event [Member]
Reverse split		1-for-3 shares
Number of ordinary shares issued | shares		10,333,333
Ordinary shares, shares issued | shares		5,166,667
Ordinary shares, shares outstanding | shares		5,166,667
Subsequent Event [Member] | Beijing Bank [Member]
Repayments of loan				$ 686,438
Subsequent Event [Member] | Consultants [Member] | Consulting Service Agreements [Member]
Number of shares issued for service | shares	633,333					633,333	633,333
Number of shares issued for service, value	$ 633,333					$ 633,333	$ 633,333
Subsequent Event [Member] | Previously Issued to Existing Shareholders [Member]
Number of ordinary shares issued | shares		15,500,000
Subsequent Event [Member] | RMB [Member] | Beijing Bank [Member]
Repayments of loan | ¥					¥ 4,900,000
Subsequent Event [Member] | Huaxia Bank [Member]
Line of credit			$ 2,100,000
Loans amount												$ 2,100,000						$ 2,100,000
Short term loans			700,000
Subsequent Event [Member] | Huaxia Bank [Member] | 9% [Member]
Loans amount			$ 400,000
Debt maturity date, description			As working capital for one year.
Interest rate			9.00%																9.00%
Subsequent Event [Member] | Huaxia Bank [Member] | 6.6% [Member]
Loans amount			$ 1,700,000
Debt maturity date, description			As working capital for three years.
Interest rate			6.60%																6.60%
Subsequent Event [Member] | Huaxia Bank [Member] | Before April 2023 [Member]
Line of credit			$ 1,400,000
Subsequent Event [Member] | Huaxia Bank [Member] | RMB [Member]
Line of credit | ¥																			¥ 15,000,000
Short term loans | ¥																			5,000,000
Subsequent Event [Member] | Huaxia Bank [Member] | RMB [Member] | 9% [Member]
Loans amount | ¥																			3,000,000
Subsequent Event [Member] | Huaxia Bank [Member] | RMB [Member] | 6.6% [Member]
Loans amount | ¥																			12,000,000
Subsequent Event [Member] | Huaxia Bank [Member] | RMB [Member] | Before April 2023 [Member]
Line of credit | ¥																			¥ 10,000,000
Subsequent Event [Member] | Bohai Bank [Member]
Line of credit																$ 1,800,000
Loans amount												1,800,000						1,800,000
Short term loans												400,000
Subsequent Event [Member] | Bohai Bank [Member] | Before May 2021 [Member]
Short term loans												1,400,000
Subsequent Event [Member] | Bohai Bank [Member] | RMB [Member]
Line of credit | ¥																	¥ 13,000,000
Short term loans | ¥													¥ 3,000,000				¥ 3,000,000
Subsequent Event [Member] | Bohai Bank [Member] | RMB [Member] | Before May 2021 [Member]
Short term loans | ¥													¥ 10,000,000
Subsequent Event [Member] | Bank of China [Member]
Line of credit														$ 2,500,000
Loans amount												$ 2,500,000						$ 2,500,000
Subsequent Event [Member] | Bank of China [Member] | RMB [Member]
Line of credit | ¥															¥ 18,000,000